Income tax (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax
Skattekreditordningen R&D tax credit, maximum	kr 25.0
Tax value of research and development expenses	kr 5.5	kr 5.5	kr 5.5